Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Operating Activities
Net Loss	$ (1,190,125)	$ (361,732)	$ (6,860,049)	$ (4,521,663)
Adjustment to Reconcile Net Loss:
Unrealized Gain on Series 2023 Derivative/Warrant Liability	(51)
Loss on Conversion of Senior Secured Note Payable			695,342
Depreciation Expense	38,363	22,969	163,799	88,516
Amortization Expense	32,934	9,544	131,735	8,790
Bad Debt Expense			10,440	14,580
Impairment Expense			914,091
Amortization of Operating Lease - ROU Asset	13,013	14,458	55,616	61,796
Accretion of Debt Discount	658			193,932
Stock Based Compensation	122,562	242,505	2,197,597	2,040,617
Issuance of shares for services				14,250
Write-off of inventory				99,497
Changes in Assets and Liabilities
Accounts Receivable	11,159	(89,123)	43,505	(42,866)
Accounts Receivable, Related Parties	(2,250)	(17,750)		58,250
Inventory	16,532	(44,353)	(162,133)	(83,005)
Prepaid Expenses	(10,863)	13,978	(126,781)	(13,978)
Prepaid project costs	(128,049)		(217,747)
Accounts Payable	193,374	67,095	237,068	13,142
Accounts Payable, Related Parties				(32,212)
Deferred Revenue		(500,000)	150,000	500,000
Operating Lease Obligation	(13,013)	(14,458)	(55,616)	(61,796)
Accrued Liabilities	(26,639)	(190,477)	417,341	396,021
Accrued Liabilities - Related Party	(40,703)	54,614	60,365	(9,390)
Accrued Interest	3,267	10,390	2,582	44,565
Accrued Interest - Related Parties	29,973	23,924	136,165	150,223
Advances				86,464
Other assets			(9,940)	(3,920)
Net Cash Used in Operating Activities	(949,858)	(758,416)	(2,216,620)	(998,187)
Investing Activities
Acquisition of Fitore				291,783
Acquisition of InfiniVive				78,234
Acquisition of Property and Equipment		(3,473)	(310,113)	(24,613)
Patent Costs				(8,390)
Net Cash Used in Investing Activities		(3,473)	(310,113)	337,014
Financing Activities
Preferred Stock Issued For Cash				1,790,000
Issuance of Senior Secured Convertible Note Payable				3,000,000
Deferred Offering Costs		(370,155)	(1,174,418)
Issuance of Series Convertible Notes Payable - Stock Settled	405,000		200,000
Capital Lease Principal Payments	(15,291)	(10,992)	(75,698)	(48,656)
Payments on Revolving Line of Credit		(79)	(58,596)	(400)
Net Cash Provided by (Used in) Financing Activities	389,709	(381,226)	(1,108,712)	4,740,944
Total Cash Used During the Period	(560,149)	(1,143,115)	(3,635,445)	4,079,771
Beginning Cash Balance	741,538	4,376,983	4,376,983	297,212
Ending Cash Balance	181,389	3,233,868	741,538	4,376,983
Cash Paid for Interest	5,796	2,919	59,702	13,702
Cash Paid for Income Taxes
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2023 Series Notes Payable - Stock Settled	135,000
Derivative/Warrant Liability on 2023 Series Notes Payable	73,213
Discount on Derivative/Warrant Liability on 2023 Series Notes Payable	208,213
Forgiveness of Accrued Liabilities - Related Party	137,953
Recognition of New Capital Leases			90,444	32,645
Beneficial Conversion Feature and Deemed Dividend on Convertible Preferred Stock		48,510	793,175	110,938
Common Stock Issued for Conversion of Senior Note Payable			3,712,500
Common Stock Issued for Conversion of Related Party Note Payable			331,266
Deferred Offering Costs Recorded as Accounts Payable	63,828		308,004
Purchase of equipment on account		126,428
Conversion of accrued payable to note payable				1,989,246
Common stock issued for conversion of note payable				1,155,259
Preferred stock issued for conversion of convertible notes and advances				286,464
Cash and Cash Equivalents, end of period	181,389	2,521,368	741,538	3,626,983
Restricted cash, end of period		712,500		750,000
Total Cash, Cash Equivalents and Restricted cash in the Statement of Cash Flows	$ 181,389	$ 3,233,868	$ 741,538	$ 4,376,983